Nature of the Business (Details Narrative)	Jul. 20, 2026	Mar. 26, 2026	Oct. 10, 2025	May 19, 2025	Jan. 24, 2025
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-10 reverse stock split	1-for-25	1-for-8	1-for-15	1-for-100
Subsequent Event [Member]
Subsequent Event [Line Items]
Stockholders' Equity, Reverse Stock Split	1-for-10